Income Taxes - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Apr. 01, 2023	Jun. 29, 2020	Mar. 27, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Income tax at U.K. statutory rate				19.00%	19.00%	19.00%
Deferred tax liabilities undistributed foreign earnings				$ 0.9	$ 0.7
Valuation allowance				29.1	29.0	$ 18.7
Valuation allowance deferred tax asset increase decrease amount				$ 0.1	10.3
Tax credit carryforward expiration start year				2022
Tax credit carryforward expiration end year				2040
Unrecognized tax benefit				$ 5.0	0.8	$ 13.9
Unrecognized tax benefits that would impact effective tax rate				3.4	0.7
Deferred tax liabilities unrecognized tax benefits that reduces net deferred assets				2.9
Unrecognized tax benefits income tax penalties and interest accrued				0.6	0.3
Noncurrent Income Tax Payable [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefit				2.1	0.8
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards				$ 52.6
Research and development tax credit carryforward expiration year				2037
Research and development tax credit carryforward expiration end year				2038
Tax credit carryforward amount				$ 15.2
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards				$ 61.8
Research and development tax credit carryforward expiration year				2022
Research and development tax credit carryforward expiration end year				2041
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards				$ 54.5
Tax credit carryforward amount				0.4
US Controlled Foreign Corporations [Member]
Income Tax Disclosure [Line Items]
Deferred tax liability not recognized amount of unrecognized deferred tax liability undistributed earnings of foreign subsidiaries				26.7
Undistributed earnings of foreign subsidiaries				220.0
Non US Controlled Foreign Corporations [Member]
Income Tax Disclosure [Line Items]
Undistributed earnings of foreign subsidiaries				71.4
Coronavirus Aid Relief And Economic Security Act [Member]
Income Tax Disclosure [Line Items]
Percentage of business interest expense limitation before coronavirus aid relief and economic security act			30.00%
Percentage of business interest expense limitation after coronavirus aid relief and economic security act			50.00%
Tax cuts and jobs act income tax benefit				$ 3.4	$ 2.2
Assembly Bill Eighty Five [Member]
Income Tax Disclosure [Line Items]
Threshold minimum taxable Income to limit the use of business incentive tax credits and net operating losses carryforward		$ 1.0
United Kingdom [Member]
Income Tax Disclosure [Line Items]
Income tax at U.K. statutory rate	25.00%			19.00%